OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Sep. 30, 2015
Payables and Accruals [Abstract]
Schedule Of Other Payables and Accruals [Table Text Block]
Other payables and accruals consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Accrued employee benefits	$53	$63
Other payables	102	108
Total	$155	$171